Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Loss from continuing operations	$ (7,292,922)	$ (6,594,442)	$ (1,807,231)
Loss from discontinued operations			(11,798)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depreciation of plant and equipment	9,549	11,032	7,610
Amortization of intangible assets	20,381	20,317	20,306
Non-cash lease expense	64,419	65,914	66,683
Share-based compensation	946,444	861,551
Marketing expense	66,330
Allowance for expected credit loss	2,132,724		204,000
Written-off accounts receivable			5,321
Written-off inventories			369
Change in operating assets and liabilities
Accounts receivable	748,178	(213,639)	479,236
Deposits, prepayments and other receivables	2,011,708	(1,812,753)	(1,130,984)
Inventories			8,778
Deposit paid for acquisition of intangible assets		115,601	(114,938)
Accounts payable	(856,009)	801,005	(247,422)
Accounts payable, related party	30,648
Receipt in advance	(47,357)	80,272	9,748
Operating lease liabilities	(64,419)	(66,446)	(66,683)
Accruals and other payables	742,938	(515,308)	557,662
Net cash used in operating activities – continuing operations	(1,487,388)	(7,246,896)	(2,019,343)
Net cash used in operating activities – discontinued operations			(27,614)
Net cash used in operating activities	(1,487,388)	(7,246,896)	(2,046,957)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(4,888)	(2,810)
Purchase of long-term investments	(100,444)
Net cash acquired from acquisition of a subsidiary	33,461
Proceeds from disposal of subsidiaries			2,174,025
Net cash used in investing activities	(71,871)	(2,810)	2,174,025
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term bank loans	(125,476)	(40,368)
Proceeds from short-term bank loans			383,127
Repayments of other borrowings	(318,421)
Proceeds from other borrowings			629,109
Proceeds from private placement	1,004,439
Proceeds from convertible promissory notes	335,415
Repayments of promissory notes payable			(1,584,735)
Net proceeds from IPO offering		8,047,695
Advances from related parties	207,893	5,455
Repayments to related parties	(132,367)	(350,288)	(379,093)
Loan from a shareholder			71,716
Proceeds from issue of ordinary shares			500,000
Net cash provided by (used in) financing activities – continuing operations	971,483	7,662,494	(379,876)
Net cash provided by financing activities – discontinued operations			6,993
Net cash provided by (used in) financing activities	971,483	7,662,494	(372,883)
Net (decrease) increase in cash and cash equivalents	(587,776)	412,788	(245,815)
Effect of foreign currency translation on cash and cash equivalents	(137,126)	266,790	280,796
Cash and cash equivalents, beginning of year	1,500,148	820,570	785,589
Cash and cash equivalents, end of year	775,246	1,500,148	820,570
Supplemental cash flow information:
Cash received for interest	6,607	7,560	2
Cash paid for interest	409,884	290,745	206,842
Cash paid for listing fee		185,799	1,031,485
Supplemental disclosure of non-cash investing and financing activities:
Issuance of ordinary shares for acquisition of a subsidiary	1,255,549
Issuance of ordinary shares for acquisition of an intangible assets	$ 909,790